Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (153,115)	$ (202,272)	$ (417,060)
Adjustments to reconcile net loss to net cash flows
Depreciation of property, plant and equipment and right-of-use assets and amortization of intangible assets	48,570	49,966	51,702
Impairment of property, plant and equipment and right-of-use assets and intangible assets	740		1,828
Impairment loss/(gain)on trade receivables	913	(234)	611
Write-down of inventories	8,024	3,095	16,981
Share-based compensation	13,261	13,598	21,446
Movements in provisions	(14,896)	(14,414)	36,341
Finance income	(9,944)	(57,758)	(117,876)
Finance expenses	87,132	70,179	69,029
Income tax expense	8,197	3,699	8,895
(Gain)/Loss on disposal of property, plant and equipment and intangible assets		(307)	675
Impairment related to discontinued construction of production facilities		24,117	172,588
Impairment related to closure of production facility		19,113
Other		1,441
Interest received	1,558	8,285	9,630
Interest paid	(23,984)	(24,518)	(20,504)
Income tax paid	(318)	(3,386)	(18,098)
Changes in working capital:
(Increase)/decrease in inventories	(6,176)	(3,456)	30,543
Decrease/(increase) in trade receivables, other current receivables, prepaid expenses	14,400	14,786	(2,502)
Increase/(decrease) in trade payables, other current liabilities, accrued expenses	1,915	(16,362)	(9,855)
Net cash flows used in operating activities	(23,723)	(114,428)	(165,626)
Investing activities
Purchase of intangible assets	(2,858)	(2,055)	(2,950)
Purchase of property, plant and equipment	(12,396)	(39,140)	(66,095)
Investments in financial assets	(1,314)		(1,651)
Proceeds from sales of property, plant and equipment	575	31,201
Proceeds from sale of assets held for sale			43,998
Other	449	743
Net cash flows used in investing activities	(15,544)	(9,251)	(26,698)
Financing activities
Proceeds from liabilities to credit institutions	2,822		176,854
Repayment of liabilities to credit institutions	(133,343)	(2,678)	(102,848)
Repurchase of U.S. Notes	(24,629)
Repayment of lease liabilities	(11,945)	(19,645)	(11,411)
Payment of loan transaction costs	(12,729)	(4,965)	(32,550)
Proceeds from exercise of stock options	111
Cash flows from/(used in) financing activities	1,184	(27,288)	354,995
Net (decrease)/increase in cash and cash equivalents	(38,083)	(150,967)	162,671
Cash and cash equivalents at January 1	98,923	249,299	82,644
Exchange rate differences in cash and cash equivalents	3,505	591	3,984
Cash and cash equivalents at December 31	64,345	$ 98,923	249,299
Convertible Notes
Financing activities
Proceeds from Convertible Notes/bonds			$ 324,950
Nordic Bonds
Financing activities
Proceeds from Convertible Notes/bonds	$ 180,897